UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21422

Trust for Advised Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
777 East Wisconsin Avenue, 10th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2016

Item 1. Reports to Stockholders.

ZEVENBERGEN GENEA FUND
     INVESTOR CLASS (ZVGNX)

    INSTITUTIONAL CLASS (ZVGIX)

ZEVENBERGEN GROWTH FUND

    INVESTOR CLASS (ZVNBX)

    INSTITUTIONAL CLASS (ZVNIX)

SEMI ANNUAL REPORT TO SHAREHOLDERS

DECEMBER 31, 2016

TABLE OF CONTENTS

ZEVENBERGEN GENEA FUND
Allocation of Portfolio Holdings	1
Schedule of Investments	2
Statement of Assets and Liabilities	4
Statement of Operations	5
Statement of Changes in Net Assets	6
Financial Highlights	7
ZEVENBERGEN GROWTH FUND
Allocation of Portfolio Holdings	9
Schedule of Investments	10
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	15
NOTES TO FINANCIAL STATEMENTS	17
EXPENSE EXAMPLE	22
ADDITIONAL INFORMATION	23
PRIVACY NOTICE	25

Zevenbergen Genea Fund
ALLOCATION OF PORTFOLIO HOLDINGS
(Calculated as a percentage of Total Investments)
December 31, 2016 (Unaudited)

Zevenbergen Genea Fund
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS ― 99.3%
	CONSUMER DISCRETIONARY ― 50.9%
3,600	2U, Inc. (a)	$108,540
380	Amazon.com, Inc. (a)	284,951
1,300	MercadoLibre, Inc.	202,982
2,080	Netflix, Inc. (a)	257,504
10,095	Pandora Media, Inc. (a)	131,639
98	Priceline Group, Inc. (a)	143,674
1,170	Tesla Motors, Inc. (a)	250,017
3,100	Wayfair, Inc. Class A (a)	108,655
		1,487,962
	FINANCIAL SERVICES ― 8.2%
1,300	PayPal Holdings, Inc. (a)	51,311
5,200	Zillow Group, Inc. Class C (a)	189,644
		240,955

	PRODUCER DURABLES ― 4.4%
3,000	XPO Logistics, Inc. (a)	129,480

	TECHNOLOGY ― 35.8%
720	Alibaba Group Holding Limited ― ADR (a)	63,223
140	Alphabet Inc. Class A (a)	110,943
1,130	Ellie Mae, Inc. (a)	94,558
1,250	Facebook, Inc. Class A (a)	143,813
1,450	NVIDIA Corp.	154,773
1,200	Nutanix, Inc. Class A (a)	31,872
970	Palo Alto Networks, Inc. (a)	121,299
810	Proofpoint, Inc. (a)	57,226
1,500	ServiceNow, Inc. (a)	111,510
2,700	Shopify, Inc. Class A (a)	115,749
1,400	Twilio, Inc. Class A (a)	40,390
		1,045,356

	TOTAL COMMON STOCKS (Cost $2,501,835)	$2,903,753

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2016 (Unaudited)

Number of
Shares		Value
	SHORT-TERM INVESTMENT ― 0.9%
27,255	First American U.S. Treasury Money Market Fund - Class Z, 0.26% (b)	$27,255
	TOTAL SHORT-TERM INVESTMENT (Cost $27,255)	$27,255

	TOTAL INVESTMENTS ― 100.2% (Cost $2,529,090)	2,931,008
	Liabilities in Excess of Other Assets ― (0.2)%	(6,036)
	TOTAL NET ASSETS ― 100.0%	$2,924,972

(a)	Non Income Producing.
ADR	American Depository Receipt.
(b)	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of December 31, 2016.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund
Statement of Assets and Liabilities
December 31, 2016 (Unaudited)

Assets
Investments in securities, at value (cost $2,529,090)	$2,931,008
Dividend and interest receivable	199
Receivable for Fund shares sold	950
Receivable from Adviser	16,230
Prepaid expenses	20,381
Total Assets	2,968,768

Liabilities
Payable for securities purchased	$5,886
Distribution fees - Investor class	308
Accrued other expenses and other liabilities	37,602
Total Liabilities	43,796

Net Assets	$2,924,972

COMPONENTS OF NET ASSETS
Paid-in capital	$2,777,890
Accumulated net investment loss	(28,032)
Accumulated net realized loss on investments	(226,804)
Net unrealized appreciation/depreciation on investments	401,918
Net Assets	$2,924,972

Investor Class:
Net assets	$489,332
Shares outstanding (unlimited number of shares authorized, $0.01 par value)	47,301
Net asset value, offering and redemption price per share *	10.35

Institutional Class:
Net assets	$2,435,640
Shares outstanding (unlimited number of shares authorized, $0.01 par value)	234,744
Net asset value, offering and redemption price per share *	10.38

* Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund
Statement of Operations
For the Six Months Ended December 31, 2016 (Unaudited)

Investment Income
Dividends and interest income	$648

Expenses
Administration fees	43,240
Transfer agent fees and expenses	20,776
Registration fees	17,550
Advisory fees	12,635
Audit fees	7,562
Trustees' fees	6,211
Compliance fees	5,588
Legal fees	3,995
Custody fees	3,680
Miscellaneous expenses	2,647
Shareholder reporting fees	1,956
Shareholder servicing fees	1,502
Insurance fees	1,253
Distribution fees - Investor Class	492
Total expenses	129,087
Expenses waived and reimbursed by the Adviser	(113,055)
Net expenses	16,032

Net Investment Loss	(15,384)

Realized and Unrealized Gain (Loss) on Investments
Net realized loss on Investments	(51,424)
Change in unrealized appreciation/depreciation on Investments	320,054
Net realized and unrealized gain on investments	268,630

Net Increase in Net Assets from Operations	$253,246

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund
Statement of Changes in Net Assets

Operations	For the Six Months Ended December 31, 2016 (Unaudited)	For the Period August 31, 2015* through June 30, 2016
Net investment loss	$(15,384)	$(18,007)
Net realized loss on investments	(51,424)	(175,380)
Net change in unrealized appreciation/depreciation on investments	320,054	81,864
Net increase (decrease) in net assets from operations	253,246	(111,523)

Capital Transactions
Proceeds from shares sold
Investor Class	222,580	262,807
Institutional Class	210,825	2,611,335
Cost of shares redeemed
Investor Class	(4,875)	(3,003)
Institutional Class	(505,831)	(10,589)
Net increase (decrease) in net assets from capital share transactions	(77,301)	2,860,550

Total increase in net assets	175,945	2,749,027

Net Assets
Beginning of period	2,749,027	-
End of period	$2,924,972	$2,749,027

Accumulated net investment loss	$(28,032)	$(12,648)

Capital shares transactions
Investor Class
Shares sold	21,041	27,050
Shares redeemed	(462)	(328)
Net increase in shares outstanding	20,579	26,722

Institutional Class
Shares sold	21,008	266,538
Shares redeemed	(51,676)	(1,126)
Net increase (decrease) in shares outstanding	(30,668)	265,412

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund
Financial Highlights
Investor Class

For a capital share outstanding throughout the period
	For the Six Months Ended December 31, 2016 (Unaudited)		For the Period August 31, 2015* through June 30, 2016
Net asset value, beginning of period	$9.40		$10.00

Gain (Loss) from investment operations:
Net investment loss (1)	(0.07)		(0.10)
Net realized and unrealized gain (loss) on investments	1.02		(0.50)
Total gain (loss) from investment operations	0.95		(0.60)

Net asset value, end of period	$10.35		$9.40

Total return	10.11%	(2)	-6.00%	(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$489		$251
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	9.37%	(3)	12.73%	(3)
After fees waived and reimbursed by the Adviser	1.40%	(3)	1.40%	(3)
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-9.32%	(3)	-12.67%	(3)
After fees waived and reimbursed by the Adviser	-1.35%	(3)	-1.34%	(3)
Portfolio turnover rate (4)	26.99%	(2)	19.01%	(2)

*	Inception date
(1)	Per share amounts have been calculated using the average shares method
(2)	Not annualized
(3)	Annualized
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund
Financial Highlights
Institutional Class

For a capital share outstanding throughout the period
	For the Six Months Ended December 31, 2016 (Unaudited)		For the Period August 31, 2015* through June 30, 2016
Net asset value, beginning of period	$9.41		$10.00

Gain (Loss) from investment operations:
Net investment loss (1)	(0.05)		(0.09)
Net realized and unrealized gain (loss) on investments	1.02		(0.50)
Total gain (loss) from investment operations	0.97		(0.59)

Net asset value, end of period	$10.38		$9.41

Total return	10.31%	(2)	-5.90%	(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,436		$2,498
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	9.17%	(3)	12.99%	(3)
After fees waived and reimbursed by the Adviser	1.10%	(3)	1.10%	(3)
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-9.12%	(3)	-12.97%	(3)
After fees waived and reimbursed by the Adviser	-1.05%	(3)	-1.08%	(3)
Portfolio turnover rate (4)	26.99%	(2)	19.01%	(2)

*	Inception date
(1)	Per share amounts have been calculated using the average shares method
(2)	Not annualized
(3)	Annualized
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund
ALLOCATION OF PORTFOLIO HOLDINGS
(Calculated as a percentage of Total Investments)
December 31, 2016 (Unaudited)

Zevenbergen Growth Fund
SCHEDULE OF INVESTMENTS
December 31, 2016 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS ― 99.3%
	CONSUMER DISCRETIONARY ― 35.3%
365	Amazon.com, Inc. (a)	$273,703
175	Chipotle Mexican Grill, Inc. (a)	66,031
1,100	Lululemon Athletica, Inc. (a)	71,489
850	MercadoLibre, Inc.	132,719
2,100	Netflix, Inc. (a)	259,980
5,500	Pandora Media, Inc. (a)	71,720
90	Priceline Group, Inc. (a)	131,945
1,700	Shake Shack, Inc. Class A (a)	60,843
350	Starbucks Corp.	19,432
1,200	Tesla Motors, Inc. (a)	256,428
225	Ulta Salon Cosmetics & Fragrance, Inc. (a)	57,361
1,750	Under Armour, Inc. Class A (a)	50,838
1,100	Under Armour, Inc. Class C (a)	27,687
		1,480,176

	FINANCIAL SERVICES ― 15.7%
1,200	Bank of the Ozarks, Inc.	63,108
4,000	Charles Schwab Corp.	157,880
1,100	First Republic Bank	101,354
625	Signature Bank (a)	93,875
1,100	Visa Inc. Class A	85,822
4,300	Zillow Group, Inc. Class C (a)	156,821
		658,860
	HEALTH CARE ― 18.3%
850	Alexion Pharmaceuticals, Inc. (a)	103,998
725	BioMarin Pharmaceutical, Inc. (a)	60,059
1,600	Celgene Corp. (a)	185,200
1,350	DexCom, Inc. (a)	80,595
5,000	Exact Sciences Corp. (a)	66,800
1,300	Medidata Solutions, Inc. (a)	64,571
600	Nevro Corp. (a)	43,596
325	Regeneron Pharmaceuticals, Inc. (a)	119,304
900	ZELTIQ Aesthetics, Inc. (a)	39,168
		763,291
	MATERIALS/PROCESSING ― 1.8%
325	Acuity Brands, Inc.	75,029

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2016 (Unaudited)

Number of
Shares		Value
	PRODUCER DURABLES ― 5.8%
5,600	XPO Logistics, Inc. (a)	$241,696

	TECHNOLOGY ― 22.4%
350	Adobe Systems, Inc. (a)	36,032
160	Alphabet Inc. Class A (a)	126,792
1,250	Ellie Mae, Inc. (a)	104,600
2,000	Facebook, Inc. Class A (a)	230,100
1,400	Monolithic Power Systems, Inc.	114,702
1,025	Palo Alto Networks, Inc. (a)	128,176
275	Proofpoint, Inc. (a)	19,429
1,100	salesforce.com, Inc. (a)	75,306
1,100	ServiceNow, Inc. (a)	81,774
500	Shopify, Inc. Class A (a)	21,435
		938,346
	TOTAL COMMON STOCKS
	(Cost $3,852,633)	$4,157,398

	SHORT-TERM INVESTMENT ― 0.6%
26,841	First American U.S. Treasury Money Market Fund - Class Z, 0.26% (b)	26,841
	TOTAL SHORT-TERM INVESTMENT (Cost $26,841)	$26,841

	TOTAL INVESTMENTS ― 99.9% (Cost $3,879,474)	4,184,239
	Other Assets in Excess of Liabilities ― 0.1%	5,210
	TOTAL NET ASSETS ― 100.0%	$4,189,449

(a)	Non Income Producing.
(b)	Variable rate security. The rate disclosed is the annualized seven-day effective yield as of December 31, 2016.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund
Statement of Assets and Liabilities
December 31, 2016 (Unaudited)

Assets
Investments in securities, at value (cost $3,879,474)	$4,184,239
Dividends and interest receivable	412
Receivable for Fund shares sold	3,000
Receivable from Adviser	15,675
Prepaid expenses	20,333
Total Assets	4,223,659

Liabilities
Distribution fees - Investor Class	29
Accrued other expenses and other liabilities	34,181
Total Liabilities	34,210

Net Assets	$4,189,449

COMPONENTS OF NET ASSETS
Paid-in capital	$4,068,077
Accumulated net investment loss	(25,950)
Accumulated net realized loss on investments	(157,443)
Net unrealized appreciation/depreciation on investments	304,765
Net Assets	$4,189,449

Investor Class:
Net assets	$47,982
Shares outstanding (unlimited number of shares authorized, $0.01 par value)	4,899
Net asset value, offering and redemption price per share *	9.79

Institutional Class:
Net assets	$4,141,467
Shares outstanding (unlimited number of shares authorized, $0.01 par value)	421,149
Net asset value, offering and redemption price per share *	9.83

* Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund
Statement of Operations
For the Six Months Ended December 31, 2016 (Unaudited)

Investment Income
Dividends and interest income	$2,766

Expenses
Administration fees	43,761
Transfer agent fees and expenses	20,635
Registration fees	17,647
Advisory fees	15,335
Audit fees	7,562
Trustees' fees	6,211
Compliance fees	5,586
Legal fees	4,145
Custody fees	2,742
Miscellaneous expenses	2,233
Shareholder reporting fees	2,024
Shareholder servicing fees	1,928
Insurance fees	1,248
Distribution fees - Investor Class	55
Total expenses	131,112
Expenses waived and reimbursed by the Adviser	(111,877)
Net expenses	19,235

Net Investment Loss	(16,469)

Realized and Unrealized Gain (Loss) on Investments
Net realized loss on Investments	(46,214)
Change in unrealized appreciation/depreciation on Investments	315,944
Net realized and unrealized gain on investments	269,730

Net Increase in Net Assets from Operations	$253,261

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund
Statement of Changes in Net Assets

Operations	For the Six Months Ended December 31, 2016 (Unaudited)	For the Period August 31, 2015* through June 30, 2016
Net investment loss	$(16,469)	$(11,398)
Net realized loss on investments	(46,214)	(111,229)
Net change in unrealized appreciation/depreciation on investments	315,944	(11,179)
Net increase (decrease) in net assets from operations	253,261	(133,806)

Capital Transactions
Proceeds from shares sold
Investor Class	7,300	40,100
Institutional Class	931,225	3,094,929
Cost of shares redeemed
Investor Class	-	-
Institutional Class	(3,560)	-
Net increase in net assets from capital share transactions	934,965	3,135,029

Total increase in net assets	1,188,226	3,001,223

Net Assets
Beginning of period	3,001,223	-
End of period	$4,189,449	$3,001,223

Accumulated net investment loss	$(25,950)	$(9,481)

Capital shares transactions
Investor Class
Shares sold	744	4,155
Shares redeemed	-	-
Net increase in shares outstanding	744	4,155

Institutional Class
Shares sold	94,903	326,604
Shares redeemed	(358)	-
Net increase in shares outstanding	94,545	326,604

*Inception date
The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund
Financial Highlights
Investor Class

For a capital share outstanding throughout the period
	For the Six Months Ended December 31, 2016 (Unaudited)		For the Period August 31, 2015* through June 30, 2016
Net asset value, beginning of period	$9.05		$10.00

Gain (Loss) from investment operations:
Net investment loss (1)	(0.06)		(0.09)
Net realized and unrealized gain (loss) on investments	0.80		(0.86)
Total gain (loss) from investment operations	0.74		(0.95)

Net asset value, end of period	$9.79		$9.05

Total return	8.18%	(2)	-9.50%	(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$48		$37
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	7.16%	(3)	22.37%	(3)
After fees waived and reimbursed by the Adviser	1.30%	(3)	1.30%	(3)
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-7.02%	(3)	-22.28%	(3)
After fees waived and reimbursed by the Adviser	-1.16%	(3)	-1.21%	(3)
Portfolio turnover rate (4)	9.54%	(2)	14.81%	(2)

*	Inception date
(1)	Per share amounts have been calculated using the average shares method
(2)	Not annualized
(3)	Annualized
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund
Financial Highlights
Institutional Class

For a capital share outstanding throughout the period
	For the Six Months Ended December 31, 2016 (Unaudited)		For the Period August 31, 2015* through June 30, 2016
Net asset value, beginning of period	$9.07		$10.00

Gain (Loss) from investment operations:
Net investment loss (1)	(0.04)		(0.06)
Net realized and unrealized gain (loss) on investments	0.80		(0.87)
Total gain (loss) from investment operations	0.76		(0.93)

Net asset value, end of period	$9.83		$9.07

Total return	8.38%	(2)	-9.30%	(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,141		$2,964
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	6.84%	(3)	15.01%	(3)
After fees waived and reimbursed by the Adviser	1.00%	(3)	1.00%	(3)
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-6.69%	(3)	-14.84%	(3)
After fees waived and reimbursed by the Adviser	-0.86%	(3)	-0.83%	(3)
Portfolio turnover rate (4)	9.54%	(2)	14.81%	(2)

*	Inception date
(1)	Per share amounts have been calculated using the average shares method
(2)	Not annualized
(3)	Annualized
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Funds
Notes to the Financial Statements
December 31, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

Zevenbergen Genea Fund (the “Genea Fund”) and Zevenbergen Growth Fund (the “Growth Fund”; collectively the “Funds”) are non-diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  Zevenbergen Capital Investments LLC (the Adviser”) serves as the investment manager to the Funds.  The inception date of the Funds was August 31, 2015. The Funds’ investment objective is long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. Each Fund is an investment company and follows the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 946, Financial Services – Investment Companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.

A. Securities Valuation

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Funds’ own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Funds’ investments in each category investment type as of December 31, 2016:

Zevenbergen Funds
Notes to the Financial Statements
December 31, 2016 (Unaudited) (Continued)

Zevenbergen Genea Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$2,903,753	$-	$-	$2,903,753
Short-Term Investment	27,255	-	-	27,255
Total Assets	$2,931,008	$-	$-	$2,931,008

Zevenbergen Growth Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$4,157,398	$-	$-	$4,157,398
Short-Term Investment	26,481	-	-	26,481
Total Assets	$4,184,239	$-	$-	$4,184,239

Please refer to the Schedule of Investments for further classification.

The Funds recognize transfers between Levels at the end of the reporting period. There were no transfers between Levels at period end. There were no Level 3 securities held at period end.

B. Security Transactions, Investment Income, and Distributions.

The Funds record security transactions based on trade date. Realized gains and losses on sales of securities are calculated by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

C. Federal Income Taxes.

The Funds have elected to be taxed as a Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intend to maintain this qualification and to distribute substantially all of the net taxable income to their shareholders. Therefore no provision is made for federal income taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

As of and during the period ended December 31, 2016, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense for penalties in the statement of operations.  During the period, the Funds did not incur any interest or tax penalties.  The Funds have not currently filed any tax returns; generally, tax authorities can examine tax returns filed for the preceding three years.

Zevenbergen Funds
Notes to the Financial Statements
December 31, 2016 (Unaudited) (Continued)

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. Under the terms of this agreement, the Genea Fund and the Growth Fund will pay the Adviser a monthly fee based on each Fund’s average daily net assets at the annual rate of 0.90% and 0.80%, respectively.

Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse each Fund’s operating expenses (excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, extraordinary expenses and brokers’ commissions, and other charges relating to the purchase and sale of the Funds’ portfolio securities) to ensure that these expenses do not exceed, on an annual basis, the expense limitations, expressed as a percentage rate of the average daily net assets of each Fund, listed below. Waivers or reimbursements are calculated daily and settled monthly in conjunction with each Fund’s payment of advisory fees.

Fund	Investor Class	Institutional Class
Zevenbergen Genea Fund	1.40%	1.10%
Zevenbergen Growth Fund	1.30%	1.00%

The Adviser (without the approval of the Board of Trustees) is entitled to recoup the amounts provided for in the fee waiver and reimbursement agreement for a period of up to three years following the fiscal year in which the Adviser reduced its compensation and/or assumed expenses for the Funds, provided that the total operating expenses of the Funds, including the recoupment, do not exceed the established cap on expenses for that year. The amounts waived by the Funds for the period ended December 31, 2016 are reflected on the statement of operations.

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as the Funds’ administrator.  Each Fund pays a monthly fee computed at an annual rate of 0.08 percent of the first $250 million of the Funds’ average net assets, 0.06 percent on the next $250 million of the Fund’s average net assets and 0.05 percent on the balance of the Fund’s average net assets, subject to $78,000 annual minimum for the first fund, $60,000 for the second fund, and a $15,000 annual fee for each additional class.  USBFS also serves as the Fund's transfer agent.

U.S. Bank, N.A. serves as the Fund’s custodian. Quasar Distributors, LLC, an affiliate of USBFS, acts as the Fund’s distributor and principal underwriter.

The Independent Trustees were paid $12,422 for their services during the period ended December 31, 2016. No compensation is paid by the Funds to the Interested Trustee or officers of the Trust.

NOTE 4 – INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for each Fund for the period ended December 31, 2016, were as follows:

Zevenbergen Genea Fund
Purchases	$740,542
Sales	$842,972

Zevenbergen Growth Fund
Purchases	$1,261,139
Sales	$354,990

Zevenbergen Funds
Notes to the Financial Statements
December 31, 2016 (Unaudited) (Continued)

NOTE 5 – Federal Income Tax Information

At June 30, 2016, the components of accumulated earnings (deficit) for income tax purposes were as follows:

	Genea Fund	Growth Fund
Cost of Investments	$2,807,651	$3,126,610
Gross Unrealized Appreciation	292,344	198,204
Gross Unrealized Depreciation	(257,168)	(209,506)
Net Unrealized Appreciation (Depreciation) on Investments	35,176	(11,302)

Undistributed ordinary income	-	-
Undistributed long-term capital gains	-	-
Accumulated earnings	-	-

Capital loss carryforwards	(128,692)	(111,106)
Other book/tax temporary differences	(12,648)	(9,481)
Total accumulated earnings (deficit)	$(106,164)	$(131,889)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended June 30, 2016, permanent differences in book and tax accounting have been reclassified to capital, accumulated net investment income and accumulated realized gain (loss) as follows:

Increase (Decrease)
	Accumulated Net Investment Loss	Accumulated Net Realized Loss	Paid In Capital
Genea Fund	$ 5,359	$ -	$ (5,359)
Growth Fund	$ 1,917	$ -	$ (1,917)

There were no distributions paid during the period ended June 30, 2016.

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year.  Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  At June 30, 2016, the following Funds deferred, on a tax basis, losses:

	Late Year Loss	Post October Loss
Genea Fund	(12,648)	-
Growth Fund	(9,481)	-

At June 30, 2016, the Fund had capital loss carryforwards, which reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

		Not Subject to Expiration
	Short-Term	Long-Term	Total
Genea Fund	128,692	-	128,692
Growth Fund	111,106	-	111,106

Zevenbergen Funds
Notes to the Financial Statements
December 31, 2016 (Unaudited) (Continued)

NOTE 6 – SHAREHOLDER SERVICING PLAN

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of the Investor Class and up to 0.10% of average daily net assets of Institutional Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers.  For the period ended December 31, 2016, Shareholder Servicing fees incurred are disclosed on the Statement of Operations.

NOTE 7 – DISTRIBUTION PLAN

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution fees for the sale and distribution of its Investor Class shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets of the Investor Class shares.  For the period ended December 31, 2016, distribution fees incurred are disclosed on the Statement of Operations.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 9 – REDEMPTION FEES

The Funds charge a 1.00% redemption fee on the redemption of Investor Class and Institutional Class shares held for 90 days or less. This fee (which is paid into the Funds) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares.  The fee is accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 11 – NEW PRONOUNCEMENT

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

Zevenbergen Funds
Expense Example
December 31, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2016 to December 31, 2016 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% Return Before Expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses Paid During the Period

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period (1)

Zevenbergen Genea Fund
Investor Class
Actual Fund Return	$1,000.00	$1,101.10	1.40%	$7.41
Hypothetical 5% Return	$1,000.00	$1,018.15	1.40%	$7.12
Institutional Class
Actual Fund Return	$1,000.00	$1,013.10	1.10%	$5.85
Hypothetical 5% Return	$1,000.00	$1,019.65	1.10%	$5.61

Zevenbergen Growth Fund
Investor Class
Actual Fund Return	$1,000.00	$1,081.80	1.30%	$6.82
Hypothetical 5% Return	$1,000.00	$1,018.65	1.30%	$6.61
Institutional Class
Actual Fund Return	$1,000.00	$1,083.80	1.00%	$5.27
Hypothetical 5% Return	$1,000.00	$1,020.15	1.00%	$5.11

(1)	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the “period”).

Zevenbergen Funds
Additional Information
December 31, 2016 (Unaudited)

Form N-Q
The Fund files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
The Funds’ proxy voting guidelines and a record of the Funds’ proxy votes for the period ended June 30, 2016, is available without charge, upon request, by calling 1-844-986-2746 and on the Securities and Exchange Commission’s website at www.sec.gov.

Approval of Investment Advisory Agreement
At a meeting held on August 16 and 17, 2016, the Board of Trustees (the “Board”) of Trust for Advised Portfolios (the “Trust”), including all Trustees who are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), considered and approved the continuance of the investment advisory agreement (“Advisory Agreement”) with Zevenbergen Capital Investments LLC (“Zevenbergen” or the “Adviser”), for the Zevenbergen Genea Fund (the “Genea Fund”) and the Zevenbergen Growth Fund (the “Growth Fund,” together with the “Genea Fund,” the “Funds”).  Ahead of the August meeting, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services to be provided by the Adviser to the Funds under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

In considering the continuance of the Advisory Agreement, the Board considered the following factors and made the following determinations.  In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

•
In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of the day-to-day management of the Funds as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel that would be involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of Zevenbergen, including information regarding its compliance program, its chief compliance officer and Zevenbergen’s compliance record, and its disaster recovery/business continuity plan.  The Board also considered the prior relationship between Zevenbergen and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with the Adviser in person to discuss fund performance, investment outlook as well as various marketing and compliance topics, including the Adviser’s risk management process.  The Board concluded that Zevenbergen had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were and would continue to be satisfactory and reliable.

•
In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Funds on both an absolute basis, and in comparison to appropriate securities benchmarks.

o
With respect to the Genea Fund, the Board considered that on an annualized basis since inception, the Fund had significantly underperformed relative to its peer group and benchmark index, and further, that the Genea Fund had not yet achieved a full calendar year of performance results.  The Board also considered the cyclical nature of the Genea Fund’s strategy and the long-term performance of its separately managed accounts.

Zevenbergen Funds
Additional Information
December 31, 2016 (Unaudited) (Continued)

o
With respect to the Growth Fund, the Board considered that the Fund had performed below one of its benchmarks since inception and also considered the effect of the low interest rate environment on the Fund’s performance since the Growth Fund’s inception.  The Board also considered that on an annualized basis since inception, had significantly underperformed relative to its peer group, and further, that the Growth Fund had not yet achieved a full calendar year of performance results.  The Board also considered the cyclical nature of the Growth Fund’s strategy and the long-term performance of its separately managed accounts.

•
The Trustees also reviewed the cost of the services, and the structure and level of advisory fees payable by the Funds, including a comparison of those fees to fees charged by a peer group of funds.  The Board noted that the Adviser had contractually agreed to maintain an annual expense cap for each of the Funds’ classes.

o
The Board noted that the Genea Fund’s advisory fee and the net expense ratio were higher than its peer group median and average.  After reviewing the materials that were provided, the Trustees concluded that the fees to be received by Zevenbergen were fair and reasonable.

o
The Board noted that the Growth Fund’s advisory fee was higher than and the net expense ratio was in line with its peer group median and average.  After reviewing the materials that were provided, the Trustees concluded that the fees to be received by Zevenbergen were fair and reasonable.

•
With respect to the Funds, the Trustees considered Zevenbergen’s assertion that, based on the asset size of each of the Funds, economies of scale had not yet been achieved.  The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

•
The Trustees considered the profitability of Zevenbergen from managing the Funds.  In assessing Zevenbergen’s profitability, the Trustees reviewed Zevenbergen’s financial information that was provided in the Board materials and took into account both the direct and indirect benefits to Zevenbergen from managing each of the Funds.  The Trustees concluded that Zevenbergen’s profits from managing each Fund were not excessive and, after a review of the relevant financial information, Zevenbergen appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Funds.

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser
Zevenbergen Capital Investments LLC
601 Union Street, Suite 4600
Seattle, Washington 98101-2323

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable for Semi-Annual Report.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By  /s/ Christopher E. Kashmerick
 Christopher E. Kashmerick, President

Date  March 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Christopher E. Kashmerick
     Christopher E. Kashmerick, President

Date  March 7, 2017

By  /s/ Russell B. Simon
Russell B. Simon, Treasurer

Date  March 7, 2017